Loan Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Loan Payable [Abstract]
Loan Payable

Note 9 - Loan Payable

On March 31, 2023, Spectaire, as borrower, entered into the Arosa Loan Agreement with Arosa Multi-Strategy Fund LP (“Arosa”), as lender, providing for a term loan (the “Arosa Loan”) in a principal amount not to exceed $6.5 million (the “Loan Agreement”), comprised of (i) $5.0 million in cash of which (a) $2.0 million was funded to a deposit account of Spectaire and (b) $3.0 million (the “Arosa Escrow Funds”) was funded into an escrow account (the “Arosa Escrow Account”) pursuant to an escrow agreement, dated as of March 31, 2023, by and between Spectaire and Wilmington Savings Fund Society, FSB, and (ii) Arosa caused its affiliate to transfer founder units valued by the parties at $1.5 million (the “Arosa Founder Units”) to Spectaire. Spectaire will distribute the Arosa Founder Units to Spectaire’s shareholders (other than Arosa and its affiliates) on a pro rata basis. Release of the Arosa Escrow Funds from the Arosa Escrow Account is subject to the satisfaction or waiver of customary conditions, including certification that all representations and warranties contained in the Arosa Loan Agreement and related documents are true and correct in all material respects. In April 2023, all conditions for release of the funds from escrow were satisfied. On April 17, 2023, the funds held in Escrow in the Arosa Escrow Account were released. The Arosa Loan accrues interest at a rate of 20.0% per annum based on a 360 day year.

The Company may prepay all, but not less than all, of the outstanding balance of the Arosa Loan at any time upon three days’ prior written notice to Arosa. Spectaire will be required to repay the outstanding principal amount of the Arosa Loan, plus the interest accrued and all other sums, if any, that have become due and payable under the Arosa Loan Agreement, upon the occurrence of an event of default under the Arosa Loan Agreement, the closing of the Business Combination or the occurrence of a Change of Control (as defined in the Arosa Loan Agreement). In addition, upon the receipt by Spectaire or any of its subsidiaries of proceeds from an asset sale, Spectaire will be required to repay all or a portion of the outstanding principal amount of the Arosa Loan equal to the amount of the proceeds received from such asset sale.

Pursuant to the Arosa Loan Agreement, Spectaire will pay to Arosa all expenses incurred by Arosa through and after September 30, 2023 relating to the Arosa Loan, provided that Spectaire will not be required to pay any fees of counsel to Arosa incurred on or prior to March 27, 2023 in excess of $200,000. For the three months ended March 31, 2024 and the year ended December 31, 2023, $0 and $119,576 was expensed for counsel fees under the Arosa Loan Agreement, respectively, of which $44,576 is included in accounts payable on the condensed consolidated balance sheets as of March 31, 2024 and December 31, 2023.

While the Arosa Loan remains outstanding, Arosa will, subject to certain limitations, have the right to participate in any capital raise by Spectaire or any of its subsidiaries consummated on or prior to the Maturity Date.

The Arosa Loan Agreement includes customary representations, warranties and covenants of the parties for loans of this type. The Arosa Loan Agreement also contains customary events of default, including, among others, non-payment of principal or interest by Spectaire, violations of covenants by Spectaire, Spectaire’s insolvency, material judgments against Spectaire, the occurrence of any material adverse change with respect to Spectaire, breaches by any party to that certain Exclusive Patent License Agreement, dated as of September 1, 2018, by and between Spectaire and Massachusetts Institute of Technology or the failure of Spectaire to issue the Arosa Warrants.

Spectaire, its subsidiaries and Arosa also entered into a Guarantee and Collateral Agreement providing that Spectaire’s obligations to Arosa are secured by substantially all of Spectaire’s assets and all of Spectaire’s shareholders entered into a pledge agreement with Arosa pursuant to which such shareholders pledged all of their equity interests in Spectaire to Arosa as collateral under the Arosa Loan.

On March 31, 2023, in accordance with the terms of the Arosa Loan Agreement, Spectaire agreed to issue to Arosa a warrant to purchase a number of shares of Spectaire Common Stock representing 10.0% of the outstanding number of shares of Spectaire Common Stock on a fully diluted basis as of March 31, 2023 at an exercise price of $0.01 per share, subject to adjustment as described in the Arosa Loan Agreement (the “Closing Date Warrant”). Pursuant to the Arosa Loan Agreement, Spectaire will, upon the closing of the Business Combination, issue an additional warrant to Arosa to purchase a number of shares of NewCo Common Stock equal to 5.0% of the outstanding number of shares of NewCo Common Stock on a fully diluted basis at an exercise price of $0.01 per share, subject to adjustment as described in the Arosa Loan Agreement (“the “Additional Warrants”). Taken together after giving effect to the closing of the Business Combination, the shares of NewCo common stock underlying the Closing Date Warrant and the Additional Warrant will represent 10.3% of the outstanding number of shares of NewCo Common Stock on a fully diluted basis. On May 2, 2023, the Company issued Arosa the Closing Date Warrant to purchase 2,200,543 shares of common stock. As a result of the issuance of the warrant, which met the criteria for equity classification under applicable US GAAP, the Company recorded additional paid-in capital in the amount of $13.8 million which was the fair value of the Closing Date Warrant on the issuance date. As a result, the Company recognized a loss on initial issuance of Closing Date Warrant of $7.3 million and a debt discount of $6.5 million. As of March 31, 2024, the debt discount is fully accreted.

On October 13, 2023, The Company requested an additional advance in the aggregate principal amount of $650,000 (the “Additional Advance”) under the Arosa Loan Agreement. The Advance together with the original loan in the aggregate principial amount of $6,500,000 advanced by the Lender to the Borrower on or around March 31, 2023 constitute the Loan for all purposes under the Arosa Loan Agreement and the other Loan Documents such that the aggregate outstanding principal amount of the Loan after the making of the Additional Advance is $7,150,000, and all of the terms and conditions applicable to the Loan under the Arosa Loan Agreement and the other Loan Documents shall apply to the Additional Advance.

Pursuant to the Arosa Loan Agreement, on October 19, 2023, in connection with the closing of the Business Combination, the Company issued the Additional Warrant to Arosa to purchase 2,194,453 shares of Common Stock, subject to adjustment as described therein. Upon the issuance of the Additional Warrant, Arosa and the Company agreed to terminate and cancel the Closing Date Warrant. The shares of Common Stock underlying the Additional Warrant represented approximately 10.3% of the outstanding number of shares of Common Stock outstanding as of immediately following the consummation of the Business Combination on a fully diluted basis. As a result of the issuance of the warrant, which met the criteria for equity classification under applicable US GAAP, the Company recorded additional paid-in capital in the amount of $9.3 million which was the fair value of the warrants on the issuance date. As a result, the Company recognized a loss on initial issuance of warrants of $8.6 million and debt discount of $0.7 million. The debt discount is accreted over the term of the loan and netted against the loan principal. As of March 31, 2024, the debt discount is fully accreted.

The Arosa Loan and the Additional Advance matured on March 27, 2024 (the “Maturity Date”). On April 5, 2024, the Company entered into an amended loan agreement with Arosa with an effective date of March 27, 2024 (the “Amended Arosa Loan Agreement”). The Amended Arosa Loan Agreement extends the maturity date to June 1, 2024 and additional interest of $500,000 is payable to Arosa on the effective date of the agreement. In April 2024, the Company paid to Arosa $500,000 which is treated as a debt issuance cost and amortized over the term of the Amended Arosa Loan. At March 31, 2024, the debt issuance cost of $500,000 was due and payable and is recorded in other current liabilities on the condensed consolidated balance sheet. For the three months ended March 31, 2024, $30,769 of amortized debt issuance cost is included in interest expense on the condensed consolidated statement of operations. At March 31, 2024, $6.7 million of principal net of debt issuance cost is reported in loan payable on the condensed consolidated balance sheet. At December 31, 2023, $5.2 million of principal net of loan discount is reported in loan payable on the condensed consolidated balance sheet.

Note 10 - Loan Payable

On March 31, 2023, Spectaire, as borrower, entered into the Arosa Loan Agreement with Arosa Multi-Strategy Fund LP (“Arosa”), as lender, providing for a term loan (the “Arosa Loan”) in a principal amount not to exceed $6.5 million (the “Loan Agreement”), comprised of (i) $5.0 million in cash of which (a) $2.0 million was funded to a deposit account of Spectaire and (b) $3.0 million (the “Arosa Escrow Funds”) was funded into an escrow account (the “Arosa Escrow Account”) pursuant to an escrow agreement, dated as of March 31, 2023, by and between Spectaire and Wilmington Savings Fund Society, FSB, and (ii) Arosa caused its affiliate to transfer founder units valued by the parties at $1.5 million (the “Arosa Founder Units”) to Spectaire. Spectaire will distribute the Arosa Founder Units to Spectaire’s shareholders (other than Arosa and its affiliates) on a pro rata basis. Release of the Arosa Escrow Funds from the Arosa Escrow Account is subject to the satisfaction or waiver of customary conditions, including certification that all representations and warranties contained in the Arosa Loan Agreement and related documents are true and correct in all material respects. In April 2023, all conditions for release of the funds from escrow were satisfied. On April 17, 2023, the funds held in Escrow in the Arosa Escrow Account were released.

The Arosa Loan matured on March 27, 2024 (the “Maturity Date”). The outstanding principal amount and the final payment amount of $1.3 million (the “Final Payment Amount”) are not paid in full as of the Maturity Date, and therefore the unpaid balance will accrue interest thereafter at a rate of 20.0% per annum. During the continuance of an event of default under the Arosa Loan Agreement, all outstanding obligations under the Arosa Loan Agreement will bear interest at a rate per annum that is 5.0% greater than the rate that would otherwise be applicable under the Arosa Loan Agreement. All interest under the Arosa Loan Agreement will be computed on the basis of a 360-day year for the actual number of days elapsed. As of the date these consolidated financial statements are issued, no payments on the outstanding principal or interest amounts of the Arosa Loan have been made to Arosa. Arosa has not exercised any rights or remedies based on the Company’s default under the Loan Agreement. Arosa and the Company are working to reach a resolution including a possible extension.

The Company may prepay all, but not less than all, of the outstanding balance of the Arosa Loan at any time upon three days’ prior written notice to Arosa. Spectaire will be required to repay the outstanding principal amount of the Arosa Loan, plus the Final Payment Amount and all other sums, if any, that have become due and payable under the Arosa Loan Agreement, upon the occurrence of an event of default under the Arosa Loan Agreement, the closing of the Business Combination or the occurrence of a Change of Control (as defined in the Arosa Loan Agreement). In addition, upon the receipt by Spectaire or any of its subsidiaries of proceeds from an asset sale, Spectaire will be required to repay all or a portion of the outstanding principal amount of the Arosa Loan equal to the amount of the proceeds received from such asset sale.

Pursuant to the Arosa Loan Agreement, Spectaire will pay to Arosa all expenses incurred by Arosa through and after September 30, 2023 relating to the Arosa Loan, provided that Spectaire will not be required to pay any fees of counsel to Arosa incurred on or prior to March 27, 2023 in excess of $200,000. For the year ended December 31, 2023, $119,576 was expensed for counsel fees under the Arosa Loan Agreement, of which $44,576 is included in accounts payable on the consolidated balance sheet as of December 31, 2023.

While the Arosa Loan remains outstanding, Arosa will, subject to certain limitations, have the right to participate in any capital raise by Spectaire or any of its subsidiaries consummated on or prior to the Maturity Date.

The Arosa Loan Agreement includes customary representations, warranties and covenants of the parties for loans of this type. The Arosa Loan Agreement also contains customary events of default, including, among others, non-payment of principal or interest by Spectaire, violations of covenants by Spectaire, Spectaire’s insolvency, material judgments against Spectaire, the occurrence of any material adverse change with respect to Spectaire, breaches by any party to that certain Exclusive Patent License Agreement, dated as of September 1, 2018, by and between Spectaire and Massachusetts Institute of Technology or the failure of Spectaire to issue the Arosa Warrants.

Spectaire, its subsidiaries and Arosa also entered into a Guarantee and Collateral Agreement providing that Spectaire’s obligations to Arosa are secured by substantially all of Spectaire’s assets and all of Spectaire’s shareholders entered into a pledge agreement with Arosa pursuant to which such shareholders pledged all of their equity interests in Spectaire to Arosa as collateral under the Arosa Loan.

On March 31, 2023, in accordance with the terms of the Arosa Loan Agreement, Spectaire agreed to issue to Arosa a warrant to purchase a number of shares of Spectaire Common Stock representing 10.0% of the outstanding number of shares of Spectaire Common Stock on a fully diluted basis as of March 31, 2023 at an exercise price of $0.01 per share, subject to adjustment as described in the Arosa Loan Agreement (the “Closing Date Warrant”). Pursuant to the Arosa Loan Agreement, Spectaire will, upon the closing of the Business Combination, issue an additional warrant to Arosa to purchase a number of shares of NewCo Common Stock equal to 5.0% of the outstanding number of shares of NewCo Common Stock on a fully diluted basis at an exercise price of $0.01 per share, subject to adjustment as described in the Arosa Loan Agreement (“the “Additional Warrants”). Taken together after giving effect to the closing of the Business Combination, the shares of NewCo common stock underlying the Closing Date Warrant and the Additional Warrant will represent 10.3% of the outstanding number of shares of NewCo Common Stock on a fully diluted basis. On May 2, 2023, the Company issued Arosa the Closing Date Warrant to purchase 2,200,543 shares of common stock. As a result of the issuance of the warrant, which met the criteria for equity classification under applicable US GAAP, the Company recorded additional paid-in capital in the amount of $13.8 million which was the fair value of the Closing Date Warrant on the issuance date. As a result, the Company recognized a loss on initial issuance of Closing Date Warrant of $7.3 million and a debt discount of $6.5 million. The debt discount is accreted over the term of the loan and netted against the loan principal. As of December 31, 2023, $4.9 million of principal net of loan discount is reported in loan payable on the consolidated balance sheet.

On October 13, 2023, The Company requested an additional advance in the aggregate principal amount of $650,000 (the “Additional Advance”) under the Arosa Loan Agreement. The Advance together with the original loan in the aggregate principial amount of $6,500,000 advanced by the Lender to the Borrower on or around March 31, 2023 constitute the Loan for all purposes under the Arosa Loan Agreement and the other Loan Documents such that the aggregate outstanding principal amount of the Loan after the making of the Additional Advance is $7,150,000, and all of the terms and conditions applicable to the Loan under the Arosa Loan Agreement and the other Loan Documents shall apply to the Additional Advance.

Pursuant to the Arosa Loan Agreement, on October 19, 2023, in connection with the closing of the Business Combination, the Company issued the Additional Warrant to Arosa to purchase 2,194,453 shares of Common Stock, subject to adjustment as described therein. Upon the issuance of the Additional Warrant, Arosa and the Company agreed to terminate and cancel the Closing Date Warrant. The shares of Common Stock underlying the Additional Warrant represented approximately 10.3% of the outstanding number of shares of Common Stock outstanding as of immediately following the consummation of the Business Combination on a fully diluted basis. As a result of the issuance of the warrant, which met the criteria for equity classification under applicable US GAAP, the Company recorded additional paid-in capital in the amount of $9.3 million which was the fair value of the warrants on the issuance date. As a result, the Company recognized a loss on initial issuance of warrants of $8.6 million and debt discount of $0.7 million. The debt discount is accreted over the term of the loan and netted against the loan principal. As of December 31, 2023, $0.3 million of principal net of loan discount is reported in loan payable on the consolidated balance sheet.